Other Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 19, 2013
Other Income	$ 778	$ 3,108	$ 2,563
Eliminations
Other Income	71	222	(94)
Parent [Member]
Purchases and Sales of Business Interests	188	1,750	574
Licensing And Royalty Income	288	320	290
Associated Companies	176	40	1,545
Interest and investment income from GECC	(77)	116	196
Other items	132	660	52
Other Income	707	2,886	2,657
Gain (Loss) on Sale of Assets and Asset Impairment Charges	127	357
Net other-than-temporary impairments on investment securities	217
NBCU LLC [Member]
Pre Tax Gain On Sale Of Business				1,096
Equity Method Investment, Ownership Percentage					49.00%
Income (Loss) from Equity Method Investments			$ 1,416